Deferred Revenue - Summary of Deferred Revenue (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accruals and deferred income [abstract]
Beginning balance, Current portion	¥ 84,289	¥ 78,100
Beginning balance, Non-current portion	2,175	1,291
Additions during the year	352,011	359,626
Recognized in the consolidated statements of comprehensive income	(350,305)	(352,553)
Ending balance	88,170	86,464
Less: Ending balance, Current portion	(85,282)	(84,289)
Ending balance, Non-current portion	¥ 2,888	¥ 2,175